Analysis of cash flows - Summary of Analysis of Cash Flows (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Profit for the year		£ 629	£ 197	£ 775
Taxation		402	149	385
Revaluation and retranslation of financial instruments		50	(7)	(76)
Finance costs		417	389	359
Finance and investment income		(137)	(127)	(145)
(Earnings)/losses from associates		(36)	(70)	60
Operating profit		1,325	531	1,358
Non-cash share-based incentive plans (including share options)		109	140	122
Depreciation of property, plant and equipment		156	165	167
Depreciation of right-of-use assets		213	257	262
Impairment charges included within restructuring costs		3	185	43
Goodwill impairment		237	63	38
Amortisation and impairment of acquired intangible assets		93	728	62
Amortisation of other intangible assets		32	25	22
Other impairment charges		26	18	77
(Gains)/losses on disposal of investments and subsidiaries		(322)	(7)	36
Gains on remeasurement of equity interests arising from a change in scope of ownership		0	0	(66)
Other transaction costs		10	0	0
Gains of sale of property, plant and equipment		(7)	0	(6)
Operating cash flow before movement in working capital and provisions		1,875	2,105	2,115
Decrease/(increase) in trade receivables and accrued income		309	232	(499)
Increase/(decrease) in trade payables and deferred income		31	(238)	171
Decrease/(increase) in other receivables		16	125	(154)
Decrease in other payables		(240)	(445)	(327)
Increase/(decrease) in provisions		69	66	(38)
Cash generated by operations		2,060	1,845	1,268
Corporation and overseas tax paid		(392)	(395)	(391)
Interest paid on lease liabilities		(95)	(103)	(92)
Other interest and similar charges paid		(306)	(275)	(210)
Interest received		109	116	88
Investment income		11	13	25
Dividends from associates		31	43	38
Contingent consideration payments recognised in operating activities		(10)	(6)	(25)
Net cash inflow from operating activities	[1]	1,408	1,238	701
Acquisitions and disposals:
Initial cash consideration		(47)	(227)	(218)
Cash and cash equivalents acquired		14	23	39
Contingent consideration payments recognised in investing activities		(87)	(53)	(47)
Purchase of other investments (including associates)		(33)	(10)	(10)
Acquisitions	[1]	(153)	(267)	(236)
Proceeds on disposal of investments and subsidiaries		646	100	50
Cash and cash equivalents disposed		(93)	(1)	(12)
Disposals of investments and subsidiaries	[2]	553	99	38
Cash consideration received from non-controlling interests		0	46	0
Cash consideration for purchase of non-controlling interests		(87)	(16)	(84)
Cash consideration for purchase of non-controlling interests		(87)	30	(84)
Net acquisition payments and disposal proceeds		313	(138)	(282)
Share repurchases and buybacks:
Purchase of own shares by ESOP Trusts		(82)	(54)	(55)
Shares purchased into treasury for cancellation		0	0	(807)
Share repurchases and buy-backs		£ (82)	£ (54)	£ (862)

[1]	Contingent consideration liability payments in excess of the amount determined at acquisition are recorded as operating activities.
[2]	Disposals of investments and subsidiaries represents consideration received less cash and cash equivalents disposed.